Insurance Liabilities - Components of Contractholder Funds (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities for investment contracts:
Liabilities for individual annuities	$ 7,739.3	$ 10,652.3
GICs	13,787.7	12,206.0
Funding agreements	12,318.7	11,685.5
Other investment contracts	1,005.6	997.1
Total liabilities for investment contracts	34,851.3	35,540.9
Universal life and other reserves	7,390.8	7,416.4
Contractholder funds	$ 42,242.1	$ 42,957.3